Summary of Components of Reorganization Items (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
		Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Professional fees			$ 487	$ 641
Reorganization Items			$ 487	$ 641
Predecessor
Debt Instrument [Line Items]
Professional fees		$ 22,716			$ 2,225 [1]
Reorganization Items		$ 452,923			39,354
Cash payment for reorganization items					0
Term Loan | Predecessor
Debt Instrument [Line Items]
Write-off of debt discount and debt issuance costs	[2]				14,498
7.5% Senior Notes and 7.125% Senior Notes | Predecessor
Debt Instrument [Line Items]
Write-off of debt discount and debt issuance costs	[2]				21,517
Pre-petition Credit Agreement | Predecessor
Debt Instrument [Line Items]
Write-off of debt discount and debt issuance costs	[2]				$ 1,114

[1]	For the year ended December 31, 2015, cash payments for reorganization items totaled $0.0 million.
[2]	The carrying value of debt that is subject to compromise was adjusted to include the related unamortized debt discount and debt issuance costs; the debt is adjusted to the expected amount of allowed claims.